Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

The disclosures below provide information about the relationship between executive compensation actually paid and certain performance metrics of the Company. The following table provides information regarding compensation for our Principal Executive Officer (“PEO”) and average compensation related to our other NEOs versus Company performance.

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income	Company Selected Measure - Adjusted EBITDA(5)
2022	$2,086,033	$(1,401,302)	$895,360	$(85,083)	$50.70	70.39	$(8,448,000)	$23,276,000
2021	$2,990,848	$959,656	$757,809	$270,012	$84.40	143.34	$(8,417,000)	$27,526,000
2020	$2,190,963	$6,791,079	$893,569	$2,130,191	$133.59	141.30	$(14,496,000)	$28,126,000

(1)	Dr. Brisbin is our principal executive officer for the years ended 2022, 2021 and 2020.

(2)

Amounts presented under “Compensation Actually Paid” do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs; rather, “Compensation Actually Paid” amounts are calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the detail of amounts deducted and added to the Summary Compensation Table total to calculate “Compensation Actually Paid”:

	2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Total Compensation as reported on Summary Compensation Table	$2,086,033	$895,360	$2,990,848	$757,809	$2,190,963	$893,569
Subtract pension values reported in Summary Compensation Table	$—	$—	$—	$—	$—	$—
Subtract the fair value of stock awards reported in Summary Compensation Table	$(992,230)	$(373,786)	$(2,242,045)	$(342,801)	$(1,183,022)	$(434,664)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—	$—
Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year	$1,115,655	$345,849	$3,080,088	$633,618	$3,978,389	$1,290,198
Add dividends paid on unvested shares/share units	$—	$—	$—	$—	$—	$—
Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year	$(325,313)	$(10,844)	$(629,051)	$(142,890)	$2,180,415	$487,756
Add equity awards that are granted and vest in the covered year, the fair value as of the vesting date	$—	$—	$—	$—	$—	$—
Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year	$(3,285,447)	$(941,662)	$(2,240,184)	$(635,724)	$(375,666)	$(106,668)
Subtract equity awards granted in prior years that are forfeited in covered year, the fair value of such equity awards as of the end of the prior year	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(1,401,302)	$(85,083)	$959,656	$270,012	$6,791,079	$2,130,191

(a)	There are no adjustments for pension or dividend payments as the Company does not have supplemental executive retirement plans and does not pay dividends.
(3)

In 2022, our other NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President Business Development. In 2021, our other NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Stacy B. McLaughlin, former Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President Business Development. In 2020, our other NEOs consisted of Michael A. Bieber, President, Stacy B. McLaughlin, former Chief Financial Officer, Daniel Chow, former Chief Operating Officer, and Adam C. Procell, former Chief Strategy Officer.

(4)

Total shareholder return assumes that $100 was invested on the measurement date in Willdan Group, Inc. common stock and the peer group as set forth below. This shareholder return assumes reinvestment of all dividends. The customized peer group for 2022 consists of: American Superconductor Corporation, Atlas Technical Consultants, Inc., Bowman Consulting Group Ltd., C3.ai, Inc., Charah Solutions, Inc., Exponent, Inc., FTC Solar, Inc., ICF International, Inc., Limbach Holdings, Inc., Montrose Environmental Group, Inc., NV5 Global, Inc., Orion Energy Systems, Inc., RCM Technologies, Inc., Resources Connection, Inc., and Stem, Inc. The customized peer group for 2021 and 2020 consists of: Ameresco, Inc., Charah Solutions, Inc., Cypress Environmental Partners, L.P., Exponent, Inc., Hill International, Inc., Limbach Holdings, Inc., NV5 Global, Inc., RCM Technologies, Inc., and Resources Connection, Inc.

(5)

The Company has determined that adjusted EBITDA from operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP measure and it means the Company’s net income (loss) as determined in accordance with GAAP, plus (1) interest expense, (2) income tax expense (benefit), (3) stock-based compensation, (4) interest accretion, (5) depreciation and amortization, (6) transaction costs, (7) (gain) loss on sale of equipment, and (8) plus or minus the effect of any extraordinary item or extraordinary transaction. See Appendix C for the Company’s reconciliation of Net Income to Adjusted EBITDA.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Dr. Brisbin is our principal executive officer for the years ended 2022, 2021 and 2020.

(3)

In 2022, our other NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President Business Development. In 2021, our other NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Stacy B. McLaughlin, former Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President Business Development. In 2020, our other NEOs consisted of Michael A. Bieber, President, Stacy B. McLaughlin, former Chief Financial Officer, Daniel Chow, former Chief Operating Officer, and Adam C. Procell, former Chief Strategy Officer.

Peer Group Issuers, Footnote [Text Block]
(4)

Total shareholder return assumes that $100 was invested on the measurement date in Willdan Group, Inc. common stock and the peer group as set forth below. This shareholder return assumes reinvestment of all dividends. The customized peer group for 2022 consists of: American Superconductor Corporation, Atlas Technical Consultants, Inc., Bowman Consulting Group Ltd., C3.ai, Inc., Charah Solutions, Inc., Exponent, Inc., FTC Solar, Inc., ICF International, Inc., Limbach Holdings, Inc., Montrose Environmental Group, Inc., NV5 Global, Inc., Orion Energy Systems, Inc., RCM Technologies, Inc., Resources Connection, Inc., and Stem, Inc. The customized peer group for 2021 and 2020 consists of: Ameresco, Inc., Charah Solutions, Inc., Cypress Environmental Partners, L.P., Exponent, Inc., Hill International, Inc., Limbach Holdings, Inc., NV5 Global, Inc., RCM Technologies, Inc., and Resources Connection, Inc.

PEO Total Compensation Amount	$ 2,086,033	$ 2,990,848	$ 2,190,963
PEO Actually Paid Compensation Amount	$ (1,401,302)	959,656	6,791,079
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Total Compensation as reported on Summary Compensation Table	$2,086,033	$895,360	$2,990,848	$757,809	$2,190,963	$893,569
Subtract pension values reported in Summary Compensation Table	$—	$—	$—	$—	$—	$—
Subtract the fair value of stock awards reported in Summary Compensation Table	$(992,230)	$(373,786)	$(2,242,045)	$(342,801)	$(1,183,022)	$(434,664)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—	$—
Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year	$1,115,655	$345,849	$3,080,088	$633,618	$3,978,389	$1,290,198
Add dividends paid on unvested shares/share units	$—	$—	$—	$—	$—	$—
Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year	$(325,313)	$(10,844)	$(629,051)	$(142,890)	$2,180,415	$487,756
Add equity awards that are granted and vest in the covered year, the fair value as of the vesting date	$—	$—	$—	$—	$—	$—
Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year	$(3,285,447)	$(941,662)	$(2,240,184)	$(635,724)	$(375,666)	$(106,668)
Subtract equity awards granted in prior years that are forfeited in covered year, the fair value of such equity awards as of the end of the prior year	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(1,401,302)	$(85,083)	$959,656	$270,012	$6,791,079	$2,130,191

(a)	There are no adjustments for pension or dividend payments as the Company does not have supplemental executive retirement plans and does not pay dividends.

Non-PEO NEO Average Total Compensation Amount	$ 895,360	757,809	893,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ (85,083)	270,012	2,130,191
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Total Compensation as reported on Summary Compensation Table	$2,086,033	$895,360	$2,990,848	$757,809	$2,190,963	$893,569
Subtract pension values reported in Summary Compensation Table	$—	$—	$—	$—	$—	$—
Subtract the fair value of stock awards reported in Summary Compensation Table	$(992,230)	$(373,786)	$(2,242,045)	$(342,801)	$(1,183,022)	$(434,664)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—	$—
Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year	$1,115,655	$345,849	$3,080,088	$633,618	$3,978,389	$1,290,198
Add dividends paid on unvested shares/share units	$—	$—	$—	$—	$—	$—
Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year	$(325,313)	$(10,844)	$(629,051)	$(142,890)	$2,180,415	$487,756
Add equity awards that are granted and vest in the covered year, the fair value as of the vesting date	$—	$—	$—	$—	$—	$—
Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year	$(3,285,447)	$(941,662)	$(2,240,184)	$(635,724)	$(375,666)	$(106,668)
Subtract equity awards granted in prior years that are forfeited in covered year, the fair value of such equity awards as of the end of the prior year	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(1,401,302)	$(85,083)	$959,656	$270,012	$6,791,079	$2,130,191

(a)	There are no adjustments for pension or dividend payments as the Company does not have supplemental executive retirement plans and does not pay dividends.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Total Shareholder Return

The amount of compensation actually paid to Dr. Brisbin and the average amount of compensation actually paid to the Company’s other NEOs (as a group) is generally aligned with the Company’s cumulative total shareholder return (“TSR”). The alignment of compensation actually paid with the Company’s cumulative TSR is a direct result of the significant portion of the compensation actually paid to the Company’s NEOs that is derived from equity awards.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The amount of compensation actually paid to Dr. Brisbin and the average amount of compensation actually paid to the Company’s other NEOs (as a group) is inversely aligned with the Company’s net income. As the performance of the Company, as measured by net income, has improved over the past three years, compensation actually paid to the NEOs has decreased. This is due to the calculation of compensation actually paid, which does not incorporate net income metrics in its calculation but rather is primarily driven by changes in the fair market value of equity awards.

Tabular List [Table Text Block]

As described in detail in the CD&A, the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy. The most important financial performance measures used to link compensation actually paid to the Company’s NEOs with the Company’s performance for 2022 are as follows:

▪     Adjusted EBITDA

▪     Adjusted Diluted Earnings per Share

▪     Net Revenue

▪     Relative Total Shareholder Return

Total Shareholder Return Amount	$ 50.70	84.40	133.59
Peer Group Total Shareholder Return Amount	70.39	143.34	141.30
Net Income (Loss)	$ (8,448,000)	$ (8,417,000)	$ (14,496,000)
Company Selected Measure Amount	23,276,000	27,526,000	28,126,000
PEO Name	Dr. Brisbin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)

The Company has determined that adjusted EBITDA from operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP measure and it means the Company’s net income (loss) as determined in accordance with GAAP, plus (1) interest expense, (2) income tax expense (benefit), (3) stock-based compensation, (4) interest accretion, (5) depreciation and amortization, (6) transaction costs, (7) (gain) loss on sale of equipment, and (8) plus or minus the effect of any extraordinary item or extraordinary transaction. See Appendix C for the Company’s reconciliation of Net Income to Adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Subtract the fair value of stock awards reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (992,230)	$ (2,242,045)	$ (1,183,022)
PEO [Member] | Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,115,655	3,080,088	3,978,389
PEO [Member] | Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(325,313)	(629,051)	2,180,415
PEO [Member] | Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,285,447)	(2,240,184)	(375,666)
Non-PEO NEO [Member] | Subtract the fair value of stock awards reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(373,786)	(342,801)	(434,664)
Non-PEO NEO [Member] | Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	345,849	633,618	1,290,198
Non-PEO NEO [Member] | Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,844)	(142,890)	487,756
Non-PEO NEO [Member] | Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (941,662)	$ (635,724)	$ (106,668)